Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Feb. 09, 2024
Entity Registrant Name	Morgan Stanley Institutional Fund, Inc.
Entity Central Index Key	0000836487
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 09, 2024
Document Effective Date	Feb. 09, 2024
Prospectus Date	Apr. 28, 2023
Advantage Portfolio | Class I
Prospectus:
Trading Symbol	MPAIX
Advantage Portfolio | Class L
Prospectus:
Trading Symbol	MAPLX
Advantage Portfolio | Class A
Prospectus:
Trading Symbol	MAPPX
Advantage Portfolio | Class R6
Prospectus:
Trading Symbol	MADSX
Advantage Portfolio | Class C
Prospectus:
Trading Symbol	MSPRX